Goodwill And Intangible Assets	12 Months Ended
Mar. 31, 2013
Goodwill And Intangible Assets

8. GOODWILL AND INTANGIBLE ASSETS

The following table presents the components of intangible assets subject to amortization:

(¥ in millions)
	2013			2012
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Software	¥21,032	¥(9,998)	¥11,034	¥16,292	¥(8,378)	¥7,914
Customer relationships	6,795	(566)	6,229	6,441	—	6,441
Technological know-how	3,368	(458)	2,910	3,051	(4)	3,047
Others	4,959	(1,369)	3,590	4,785	(309)	4,476

Total	¥36,154	¥(12,391)	¥23,763	¥30,569	¥(8,691)	¥21,878

Intangible assets subject to amortization acquired for the year ended March 31, 2013 was ¥5,237 million, which mainly consists of software of ¥4,555 million. The amortization periods for the acquired software is mainly five years.

Intangible assets subject to amortization acquired for the year ended March 31, 2012 was ¥17,414 million, which mainly resulted from acquisition of a business (See Note 7. BUSINESS COMBINATION) and software of ¥3,751 million. The amortization periods for the acquired software is mainly five years.

The amounts of intangible assets not subject to amortization were not material at March 31, 2013 and 2012.

The aggregate amortization expense of intangible assets is subject to amortization for the years ended March 31, 2013, 2012, and 2011 are ¥5,078 million, ¥2,009 million, and ¥2,313 million, respectively.

The following table presents the estimated aggregate amortization expenses for intangible assets for each of the next five years:

(¥ in millions)
Years ending March 31:
2014	¥4,943
2015	4,332
2016	3,811
2017	3,408
2018	2,681

The goodwill is allocated to the reporting unit in which the business that created the goodwill resides, and the goodwill resides in the Farm and Industrial Machinery segment. The carrying amounts of goodwill in the Farm & Industrial Machinery segment are ¥4,932 million, ¥4,618 million and ¥718 million at March 31, 2013, 2012, and 2011, respectively.

The change in the carrying amount of goodwill in Farm & Industrial Machinery segment for the year ended March 31, 2013 is a result of fractuation in exchange rates and for the year ended March 31, 2012 is a result of the acquisition of a business (See Note 7. BUSINESS COMBINATION) and fractuation in exchange rates.

Accumulated impairment losses on goodwill were not recognized at March 31, 2013 or March 31, 2012.